COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Collateral And Contractual Commitments To Suppliers Advances From Customers And Others
Collateral given for the Companys own liabilities	R$ 566.5	R$ 581.0
Other commitments	1,275.8	1,146.8
Total commitments	1,842.3	1,727.8
Commitments to suppliers property, plant and equipment and Intangible	691.7	1,000.8
Commitments to suppliers - Inventories	46,943.0	38,391.0
Total commitments to suppliers	R$ 47,634.7	R$ 39,391.8